Expense Example	Jan. 31, 2026 USD ($)
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 664
Expense Example, with Redemption, 3 Years	981
Expense Example, with Redemption, 5 Years	1,320
Expense Example, with Redemption, 10 Years	2,274
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	710
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	2,449
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	1,569
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	669
Expense Example, with Redemption, 10 Years	1,489
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	600
Expense Example, with Redemption, 3 Years	776
Expense Example, with Redemption, 5 Years	968
Expense Example, with Redemption, 10 Years	1,522
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	331
Expense Example, with Redemption, 10 Years	754
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,344
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	717
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	$ 579